Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
The value of our goodwill has historically been derived from the acquisition of MD Office Solutions (“MD Office”) in 2015, Telerhythmics, LLC (“Telerhythmics”) in 2014, and substantially all of the assets of Ultrascan, Inc. (“Ultrascan”) in 2007. As of December 31, 2018, Digirad Imaging Solutions is the only reporting unit that carried a goodwill balance.
Changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017, by reportable segment, are as follows (in thousands):

	Diagnostic Services	Medical Device Sales and Service	Total
Balance at December 31, 2016	$2,559	$3,678	$6,237
Impairment of DMS Health	—	(2,580)	(2,580)
Impairment of Telerhythmics	(166)	—	(166)
Balance at December 31, 2017	$2,393	$1,098	$3,491
Derecognition of DMS Health (1)	—	(1,098)	(1,098)
Impairment of Telerhythmics	(476)	—	(476)
Derecognition of Telerhythmics (2)	(172)	—	(172)
Balance at December 31, 2018	$1,745	$—	$1,745

(1)
On February 1, 2018, the Company’s MDSS reportable segment ceased to exist as the Company sold its MDSS customer contracts related to the post-warranty service business. As a result, the MDSS reportable segment is reported as discontinued operations in these consolidated financial statements and related notes thereto.

(2)
On October 31, 2018, the Company entered into a membership interest purchase agreement (the “Telerhythmics Purchase Agreement”) with G Medical Innovations USA, Inc. (“G Medical”), pursuant to which we sold all the outstanding membership interests in Telerhythmics to G Medical.

Estimating the fair value of the reporting units requires the use of estimates and significant judgments regarding future cash flows that are based on a number of factors including actual operating results, forecasted billings, revenue, and spend targets, discount rate assumptions, and long-term growth rate assumptions. These estimates and judgments could adversely change in future periods and we cannot provide absolute assurance that all of the targets will be achieved, which could lead to future impairment charges.